Revenue Information - Summary of Revenue (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total Revenue	$ 42,203,660	$ 38,511,652	$ 29,423,540
North America
Disaggregation of Revenue [Line Items]
Total Revenue	5,869,229
South America
Disaggregation of Revenue [Line Items]
Total Revenue	8,736,141
Various Other Unspecified Countries
Disaggregation of Revenue [Line Items]
Total Revenue	$ 2,119,762